Derivative Financial Instruments and Off-balance sheet Financial Instruments - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) contract entity	Dec. 31, 2019 USD ($) contract	Dec. 31, 2018 contract
Derivative Instruments, Gain (Loss)
Assumed recoveries under sale of credit protection | $	$ 0
Derivative, number of instruments held | contract	5,926	6,592
Cash and securities pledged as collateral by counterparties | $	$ 3,000,000
Securities pledged as collateral to counterparties | $	6,000,000
Collateral posted | $	5,000,000	$ 1,000,000
Securities pledged in the form of margin deposits | $	$ 6,000,000
Term of credit default swaps (in years)	5 years
The number of reference entities generally included in a CDX index | entity	125
Fair Value Hedging | Derivatives designated as accounting hedging instruments
Derivative Instruments, Gain (Loss)
Derivative, number of instruments held | contract	1	1	1
Number of foreign currency derivatives held | contract	0	0	0
Cash Flow Hedging | Derivatives designated as accounting hedging instruments
Derivative Instruments, Gain (Loss)
Derivative, number of instruments held | contract	0	0
Number of foreign currency derivatives held | contract			1